Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 24,965,000	$ 8,345,000	$ 11,894,000
Restricted cash	166,000
Restricted cash (included in other assets)	107,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 25,238,000	$ 8,345,000	$ 11,894,000	$ 1,922,000